BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 10, 2020
Current assets
Cash	$ 145,200		$ 1,667,600
Prepaid expenses	374,564		727,217
Total Current Assets	519,764		2,394,817
Cash held in Trust Account	345,009,910		345,000,000
TOTAL ASSETS	345,529,674		347,394,817
Current liabilities
Accrued expenses	3,134,405		96,590
Accrued offering costs	325,000		340,282
Promissory note - related party			267,768
Total Current Liabilities	3,459,405		704,640
Warrant liabilities	25,104,000		43,147,500	$ 43,147,500
Deferred underwriting fee payable	12,075,000		12,075,000
Total Liabilities	40,638,405		55,927,140	55,830,550
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 29,989,126 and 28,646,767 shares at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	299,891,260		286,467,670	286,466,240
Shareholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	2,660,273		6,766,010	6,587,441
Accumulated deficit	2,338,422		(1,767,451)	(1,588,878)
Total Shareholders' Equity	5,000,009	$ 5,000,003	5,000,007	5,000,010	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	345,529,674		347,394,817
Class A Ordinary Share
Shareholder's Equity
Ordinary shares	451		585	$ 584
Total Shareholders' Equity	451	424	585		0
Class B Ordinary Share
Shareholder's Equity
Ordinary shares	863		863
Total Shareholders' Equity	$ 863	$ 863	$ 863		$ 0